Revenue by segment (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of information by revenue

	For the period ended June 30, 2024
	Swim fees	Sales of merchandise	Total
	S$’000	S$’000	S$’000
Revenue	2,222	4	2,226
Gross profit (loss)	830	(54)	776

	For the period ended June 30, 2025
	Swim fees	Sales of merchandise	Total
	S$’000	S$’000	S$’000
Revenue	2,158	4	2,162
Gross profit (loss)	628	(4)	624